Consolidated Statements of Cash Flows (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provision for (reversal of) allowance for credit losses	¥ (23,536)	¥ 186,520	¥ 75,840
Related Party
Provision for (reversal of) allowance for credit losses	¥ (4,122)	¥ 1,000	¥ 3,344